Provisions, contingent liabilities, contingent assets and credit commitments - Provisions (Details) $ in Millions	6 Months Ended
Mar. 31, 2022 AUD ($) item
Reconciliation of changes in other provisions
Balance at beginning of period	$ 3,571
Additions	935
Utilisation	(1,287)
Reversal of unutilised provisions	(184)
Balance at end of the period	3,035
Guarantees | Guarantees capped at $20 million per year
Parent Entity guarantees and undertakings
Maximum amount of initial guarantee	20
Automatic reinstatement guarantee amount	$ 20
Guarantees | Guarantees capped at $2 million per year
Parent Entity guarantees and undertakings
Number of specific guarantees | item	2
Maximum amount of initial guarantee	$ 2
Automatic reinstatement guarantee amount	2
Long service leave
Reconciliation of changes in other provisions
Balance at beginning of period	531
Additions	43
Utilisation	(27)
Reversal of unutilised provisions	(38)
Balance at end of the period	509
Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of period	803
Additions	560
Utilisation	(740)
Reversal of unutilised provisions	(7)
Balance at end of the period	616
Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of period	117
Additions	40
Utilisation	(36)
Reversal of unutilised provisions	(12)
Balance at end of the period	109
Provision for impairment on credit commitments
Reconciliation of changes in other provisions
Balance at beginning of period	401
Additions	79
Balance at end of the period	480
Lease restoration obligations
Reconciliation of changes in other provisions
Balance at beginning of period	201
Additions	4
Utilisation	(8)
Balance at end of the period	197
Restructuring and provisions other
Reconciliation of changes in other provisions
Balance at beginning of period	376
Additions	79
Utilisation	(97)
Reversal of unutilised provisions	(13)
Balance at end of the period	345
Compliance, regulation and remediation provisions
Reconciliation of changes in other provisions
Balance at beginning of period	1,142
Additions	130
Utilisation	(379)
Reversal of unutilised provisions	(114)
Balance at end of the period	$ 779